Management of financial risks, financial instruments, and other risks (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 23,691,130	$ 15,808,541
Bank receipt of deposits percentage	94.00%	96.00%
Borrowings and financing	$ 1,136,344	$ 585,568
Borrowings and financing percentage	5.00%	4.00%
Bank certificate of deposit	$ 248,086
Bank certificate of deposit percentage	1.00%	0.00%
Instruments eligible as capital	$ 3,988	$ 11,507
Instruments eligible as capital percentage	0.00%	0.00%
Total deposits from customers percentage	100.00%	100.00%
Not Later Than Twelvemonth [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 20,900,095	$ 14,160,805
Borrowings and financing	113,595	38,329
Bank certificate of deposit	213,707
Instruments eligible as capital
Total deposits from customers	21,227,397	14,199,134
Not Over Than Twelvemonth [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	154,348	113,154
Borrowings and financing	1,022,749	547,239
Bank certificate of deposit	34,379
Instruments eligible as capital	3,988	11,507
Total deposits from customers	1,215,464	671,900
Total [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	21,054,443	14,273,959
Borrowings and financing	1,136,344	585,568
Bank certificate of deposit	248,086
Instruments eligible as capital	3,988	11,507
Total deposits from customers	$ 22,442,861	$ 14,871,034